Taxes (Details) - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense (benefit) computed based on PRC statutory rate		$ 38,251	$ (319,664)	$ 130,761
Favorable tax rate and tax exemption impact in PRC entities	[1]	(339,626)	(223,920)	(494,744)
Effect of rate differential for non-PRC entities		(58,967)	88,501	60,842
Change in valuation allowance		479,758	464,630	319,418
Total income tax provisions		$ 119,416	$ 9,547	$ 16,277

[1]	During the year ended December 31, 2023, Xinjiang United Family and all its four branch offices were subjected to 25% income tax rate. During the years ended December 31, 2022 and 2021, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, qualified as small-scaled minimal profit enterprise and subjected to a favorable tax rate of 2.5%. For the years ended December 31, 2023 and 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the year ended December 31, 2021, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the years ended December 31, 2023, 2022 and 2021, the tax saving as the result of the favorable tax rates and tax exemption amounted to $339,626, $223,920 and $494,744, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03, $0.02 and $0.05, respectively.